Basis of presentation and consolidation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Convenience translation
Percentage of increase (decrease) in revenue	45.70%	45.70%
Positive net income	$ 55,145	$ 1,097,879	$ 3,227,434	$ 2,864,179
Exchange rate	19.9087	19.9087